As filed with the Securities and Exchange Commission on May 16, 2019

Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	270	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	270	☒
(Check appropriate box or boxes)
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Amy J. Lee 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: June 14, 2019
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on June 14, 2019 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 144 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 13, 2014 for the purpose of registering a new series of the Registrant, Guggenheim Multi-Asset Fund. This Post-Effective Amendment No. 270 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 14, 2019 as the new date upon which the Amendment shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 146, as filed August 26, 2014; pursuant to Post-Effective Amendment No. 147, as filed September 3, 2014; pursuant to Post-Effective Amendment No. 149, as filed September 10, 2014; pursuant to Post-Effective Amendment No. 151, as filed September 24, 2014; pursuant to Post-Effective Amendment No. 154, as filed October 8, 2014; pursuant to Post-Effective Amendment No. 155, as filed October 22, 2014; pursuant to Post-Effective Amendment No. 156, as filed November 5, 2014; pursuant to Post-Effective Amendment No. 159, as filed December 3, 2014; pursuant to Post-Effective Amendment No. 162, as filed December 31, 2014; pursuant to Post-Effective Amendment No. 167, as filed January 29, 2015; pursuant to Post-Effective Amendment No. 169, as filed February 26, 2015; pursuant to Post-Effective Amendment No. 171, as filed March 26, 2015; pursuant to Post-Effective Amendment No. 172, as filed April 23, 2015; pursuant to Post-Effective Amendment No. 175, as filed May 21, 2015; pursuant to Post-Effective Amendment No. 177, as filed June 18, 2015; pursuant to Post-Effective Amendment No. 178, as filed July 16, 2015; pursuant to Post-Effective Amendment No. 179, as filed August 13, 2015; pursuant to Post-Effective Amendment No. 181, as filed September 11, 2015; pursuant to Post-Effective Amendment No. 182, as filed October 7, 2015; pursuant to Post-Effective Amendment No. 183, as filed November 4, 2015; pursuant to Post-Effective Amendment No. 188, as filed December 2, 2015; pursuant to Post-Effective Amendment No. 190, as filed December 30, 2015; pursuant to Post-Effective Amendment No. 192, as filed January 28, 2016; pursuant to Post-Effective Amendment No. 195, as filed February 25, 2016; pursuant to Post-Effective Amendment No. 198, as filed March 24, 2016; pursuant to Post-Effective Amendment No. 199, as filed April 22, 2016; pursuant to Post-Effective Amendment No. 201, as filed May 19, 2016; pursuant to Post-Effective Amendment No. 202, as filed June 16, 2016; pursuant to Post-Effective Amendment No. 203, as filed July 14, 2016; pursuant to Post-Effective Amendment No. 204, as filed August 11, 2016; pursuant to Post-Effective Amendment No. 205, as filed September 8, 2016; pursuant to Post-Effective Amendment No. 206, as filed October 6, 2016; pursuant to Post-Effective Amendment No. 207, as filed November 3, 2016; pursuant to Post-Effective Amendment No. 209, as filed December 1, 2016; pursuant to Post-Effective Amendment No. 210, as filed December 29, 2016; pursuant to Post-Effective Amendment No. 211, as filed January 26, 2017; pursuant to Post-Effective Amendment No. 217, as filed February 23, 2017; pursuant to Post-Effective Amendment No. 220, as filed March 23, 2017; pursuant to Post-Effective Amendment No. 223, as filed April 20, 2017; pursuant to Post-Effective Amendment No. 226, as filed May 19, 2017; pursuant to Post-Effective Amendment No. 228, as filed June 15, 2017; pursuant to Post-Effective Amendment No. 231, as filed July 13th, 2017; pursuant to Post-Effective Amendment No. 233, as filed August 9, 2017; pursuant to Post-Effective Amendment No. 235, as filed September 7, 2017; pursuant to Post-Effective amendment No. 236, as filed October 6, 2017; pursuant to Post-Effective Amendment No. 237, as filed November 2, 2017; pursuant to Post-Effective Amendment No. 238, as filed November 30, 2017; pursuant to Post-Effective Amendment No. 239, as filed December 28, 2017; pursuant to Post-Effective Amendment No. 240, as filed January 25, 2018; pursuant to Post-Effective Amendment No. 245, as filed February 22, 2018; pursuant to Post-Effective Amendment No. 246, as filed March 22, 2018; pursuant to Post-Effective Amendment No. 247, as filed April 19, 2018; pursuant to Post-Effective Amendment No. 248, as filed May 17, 2018; pursuant to Post-Effective Amendment No. 249, as filed June 14, 2018; pursuant to Post-Effective Amendment No. 250, as filed July 12, 2018; pursuant to Post-Effective Amendment No. 251, as filed August 9, 2018; pursuant to Post-Effective Amendment No. 253, as filed September 6, 2018; pursuant to Post-Effective Amendment No. 254, as filed October 4, 2018; pursuant to Post-Effective Amendment No. 255, as filed November 1, 2018; pursuant to Post-Effective Amendment No. 258, as filed November 29, 2018; pursuant to Post-Effective Amendment No. 262, as filed December 27, 2018; pursuant to Post-Effective Amendment No. 264, as filed January 24, 2019; pursuant to Post-Effective Amendment No. 266, as filed February 21, 2019; pursuant to

Post-Effective Amendment No. 268, as filed March 21, 2019; and pursuant to Post-Effective Amendment No. 269, as filed April 18, 2019. This Post-Effective Amendment No. 270 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 270 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 270 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 16th day of May 2019.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 16th day of May 2019.

Jerry B. Farley Trustee Donald A. Chubb, Jr. Trustee Randall C. Barnes Trustee Roman Friedrich III Trustee Ronald A. Nyberg Trustee Ronald E. Toupin, Jr. Trustee		GUGGENHEIM FUNDS TRUST
	By:	/s/ AMY J. LEE
Amy J. Lee, Trustee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
	By:	/s/ JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
	By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer